Leases, Lease Arrangements as Lessor (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($) Vessel
Future Minimum Time-charter Receipts [Abstract]
2026	$ 48,729
2027	43,803
2028	17,660
2029	17,246
2030 and thereafter	12,611
Total	$ 140,049
Weco Tankers A/S [Member]
Charter Agreements [Abstract]
Number of vessels operated under time charters | Vessel	1
Central Tankers Chartering Inc [Member]
Charter Agreements [Abstract]
Number of vessels operated under time charters | Vessel	1
Clearlake Shipping Pte Ltd [Member]
Charter Agreements [Abstract]
Number of vessels operated under time charters | Vessel	2
Trafigura Maritime Logistics Pte Ltd. [Member]
Charter Agreements [Abstract]
Number of vessels operated under time charters | Vessel	4